Fair Value Measurement - Additional information (Detail)	12 Months Ended
Dec. 31, 2015 Assets Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Number of non-financial assets | Assets	0
Number of non-financial liabilities | Liabilities	0